Disclosures About Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Securities held-to-maturity		$ 32,111
Restricted equity securities, at cost	$ 3,012	3,012
Quoted Market Prices in an Active Market (Level 1)
Financial assets
Cash and cash equivalents	99,191	95,518
Securities held-to-maturity		0
Loans, net	0	0
Accrued interest receivable	3	5
Financial liabilities
Deposits and securities sold under agreements to repurchase	0	0
Accrued interest payable	0	0
Models with Significant Observable Market Parameters (Level 2)
Financial assets
Cash and cash equivalents	0	0
Securities held-to-maturity		32,111
Loans, net	0	0
Accrued interest receivable	1,362	1,562
Financial liabilities
Deposits and securities sold under agreements to repurchase	0	0
Accrued interest payable	0	0
Models with Significant Unobservable Market Parameters (Level 3)
Financial assets
Cash and cash equivalents	0	0
Securities held-to-maturity		0
Loans, net	2,017,272	1,724,937
Accrued interest receivable	5,359	4,699
Financial liabilities
Deposits and securities sold under agreements to repurchase	1,974,554	1,812,011
Accrued interest payable	3,132	1,679
Reported Value Measurement
Financial assets
Cash and cash equivalents	99,191	95,518
Securities held-to-maturity		32,480
Loans, net	2,016,005	1,727,253
Restricted equity securities, at cost	3,012	3,012
Accrued interest receivable	6,724	6,266
Financial liabilities
Deposits and securities sold under agreements to repurchase	2,235,655	2,038,609
Accrued interest payable	3,132	1,679
Estimate of Fair Value Measurement
Financial assets
Cash and cash equivalents	99,191	95,518
Securities held-to-maturity		32,111
Loans, net	2,017,272	1,724,937
Accrued interest receivable	6,724	6,266
Financial liabilities
Deposits and securities sold under agreements to repurchase	1,974,554	1,812,011
Accrued interest payable	$ 3,132	$ 1,679